Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2014
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include all wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated statements of operations include the results of entities acquired from the dates of the acquisitions for accounting purposes.

The share and per share amounts for all periods presented reflect the completion of the Company’s 1-for-2 reverse stock split, which the Company effected on April 2, 2014.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Estimates include revenue recognition, the allowance for doubtful accounts, website development costs, goodwill, depreciable lives of property and equipment, recoverability of intangible assets with definite lives and other long-lived assets and stock-based compensation. To the extent there are material differences between these estimates, judgments or assumptions and actual results, the Company’s consolidated financial statements will be affected. In many cases, the accounting treatment of a particular transaction is specifically dictated by GAAP and does not require management’s judgment in its application.

Pro Forma Presentation

Pro Forma Presentation

Upon consummation of the initial public offering, all of the outstanding shares of convertible preferred stock automatically converted on a one-for-one basis into shares of common stock and all put rights for outstanding redeemable common stock were terminated. Unaudited pro forma net income per share attributable to common stockholders and pro forma weighted average number of shares outstanding for the year ended December 31, 2013 and the six months ended June 30, 2013 have been computed to give effect to the automatic conversion of the convertible preferred stock and redeemable common stock into common stock as though the conversion had occurred on the original dates of issuance, unless otherwise indicated.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes demand deposits with banks or financial institutions. Cash equivalents include short-term, highly liquid investments that are both readily convertible to known amounts of cash, and that are so near their maturity that they present minimal risk of changes in value because of changes in interest rates. The Company’s cash equivalents include only investments with original maturities of three months or less. The Company regularly maintains cash in excess of federally insured limits at financial institutions.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income consists of foreign currency translation adjustments. The financial statements of non-U.S. entities are translated from their functional currencies into U.S. dollars. Assets and liabilities are translated at period end rates of exchange, and revenue and expenses are translated using average rates of exchange. The resulting gain or loss is included in accumulated other comprehensive income (loss) on the consolidated balance sheet.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment is recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Computer equipment	2-3 years
Furniture and fixtures	5 years
Developed software	1.5-3 years
Purchased software	3-5 years
Leasehold improvements	Shorter of expected useful life or lease term

The Company has reduced the estimated useful life on any computer equipment, furniture and fixtures, and leasehold improvements related to its Sandy, Utah location to coincide with the expected closure date of December 31, 2014. (See Note 7, “Commitments and Contingencies”).

Maintenance and repair costs are charged to expense as incurred. Major improvements, which extend the useful life of the related asset, are capitalized. Upon disposal of a fixed asset, the Company records a gain or loss based on the differences between the proceeds received and the net book value of the disposed asset.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable primarily represent the net cash due from the Company’s payment processor for cleared transactions and amounts owed from corporate customers. The carrying amount of the Company’s receivables is reduced by an allowance for doubtful accounts that reflects management’s best estimate of amounts that will not be collected. The allowance is recorded through a charge to bad debt expense which is recorded within general and administrative expenses in the consolidated statements of operations. The allowance is based on historical loss experience and any specific risks identified in collection matters.

Management provides for probable uncollectible amounts through a charge against bad debt expense and a credit to an allowance based on its assessment of the current status of individual accounts. Balances still outstanding after management has used reasonable collection efforts are written off against the allowance. The Company does not charge interest on trade receivables.

Changes in the Company’s allowance for doubtful accounts are as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2012	2013	2013	2014
			(unaudited)
	(in thousands)
Allowance for doubtful accounts at beginning of period	$248	$210	$210	$510
Additions to expense	74	473	86	166
Less: writeoffs, net of recoveries and other adjustments	(112)	(173)	16	3

Balance at end of period	$210	$510	$312	$679

Advertising Costs

Advertising Costs

Advertising costs are generally expensed as incurred in connection with the requisite service period. Certain advertising production costs are capitalized and expensed over the requisite service period of the advertisements. For the years ended December 31, 2011, 2012 and 2013, expenses attributable to advertising totaled approximately $12.6 million, $20.4 million and $25.0 million, respectively. For the six months ended June 30, 2013 and 2014, expenses attributable to advertising totaled approximately $12.2 million (unaudited) and $22.4 million (unaudited), respectively. Advertising costs are recorded in sales and marketing expense on the Company’s consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

The Company measures compensation expense for all stock-based awards at fair value on the date of grant and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest.

The Company uses the Black-Scholes option-pricing model to determine the fair value for stock options. In valuing the Company’s options, the Company makes assumptions about risk-free interest rates, dividend yields, volatility and weighted-average expected lives, including estimated forfeiture rates. Risk-free interest rates are derived from U.S. Treasury securities as of the option grant date. Expected dividend yield is based on the Company’s historical dividend payments, which have been zero to date. As the Company did not have public trading history for its common shares until April of 2014, the expected volatility for the Company’s common stock is estimated using the published historical volatilities of industry peers representing the verticals in which the Company operates. The Company estimates the weighted-average expected life of the options as the average of the vesting option schedule and the term of the award, since the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time stock-based awards have been exercisable. The term of the award is estimated using the simplified method. Forfeiture rates are estimated using historical actual forfeiture trends as well as the Company’s judgment of future forfeitures. These rates are evaluated quarterly and any change in compensation expense is recognized in the period of the change. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period the estimates are revised. The Company considers many factors when estimating expected forfeitures, including the types of awards and employee class. Actual results, and future changes in estimates, may differ substantially from management’s current estimates.

Provision (Benefit) for Income Taxes

Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes is determined using the asset and liability method. Under this method, deferred tax assets and liabilities are calculated based upon the temporary differences between the financial statement and income tax bases of assets and liabilities using the enacted tax rates that are applicable in a given year.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately forecast actual outcomes. The Company includes interest and penalties related to tax contingencies in the provision for income taxes in the consolidated statements of operations. See Note 9, “Income Taxes.” Management of the Company does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

Seamless North America, LLC became a partnership for tax purposes in June of 2011. The income tax consequences of a partnership are borne by its partners. The tax consequences of this partnership were borne by Aramark and SLW Investors from June of 2011 through October 29, 2012. Starting October 30, 2012, 74% of the partnership’s taxable income is reflected as taxable income at Seamless Holdings, a subsidiary of GrubHub Inc. Starting on August 9, 2013, 100% of the partnership’s taxable income was recognized as taxable income by the Company. If Seamless North America, LLC had been taxed as a C corporation for all of its earnings throughout 2011, 2012, and 2013 the tax expense recorded in these statements of operations would have increased by $1,493 million, $2,665 million, and $876 million, respectively.

Intangible Assets

Intangible Assets

Intangible assets with finite useful lives are amortized using the straight-line method over their useful lives and are reviewed for impairment. The Company evaluates intangible assets and other long-lived assets for impairment whenever events or circumstances indicate that they may not be recoverable or at least annually. Recoverability is measured by comparing the carrying amount of an asset group to future undiscounted net cash flows expected to be generated. If this comparison indicates impairment, the amount of impairment to be recognized is calculated as the difference between the carrying value and the fair value of the asset group, generally measured by discounting estimated future cash flows. There were no impairment indicators present during the years ended December 31, 2011, 2012 and 2013 or the six months ended June 30, 2013 and 2014.

Website and Software Development Costs

     Website and Software Development Costs

The costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental and deemed by management to be significant, are capitalized and amortized on a straight-line basis over their estimated useful lives. Maintenance and enhancement costs, including those costs in the post-implementation stages, are typically expensed as incurred, unless such costs relate to substantial upgrades and enhancements to the website or software that result in added functionality, in which case the costs are capitalized and amortized on a straight-line basis over the estimated useful lives. Amortization expense related to capitalized website and software development costs is included in depreciation and amortization. The Company capitalized $2,398, $2,280 and $2,592 of website development costs during the years ended December 31, 2011, 2012 and 2013, respectively, and $1,434 (unaudited) and $1,112 (unaudited) of website development costs during the six months ended June 30, 2013 and 2014, respectively.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquired business over the fair value of the assets acquired at the date of acquisition. Absent any special circumstances that could require an interim test, the Company has elected to test for goodwill impairment at September 30 of each year.

The Company tests for impairment using a two-step process. The first step of the goodwill impairment test identifies if there is potential goodwill impairment. If step one indicates that an impairment may exist, a second step is performed to measure the amount of the goodwill impairment, if any, by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write-down is recorded. The Company has determined that there was no goodwill impairment as of December 31, 2012 and 2013 and June 30, 2014.

Fair Value

Fair Value

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The standards also establish a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

The Company applied the following methods and assumptions in estimating its fair value measurements:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Assets and liabilities valued based on observable market data for similar instruments, such as quoted prices for similar assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity; instruments valued based on the best available data, some of which is internally developed, and considers risk premiums that a market participant would require.

The Company applied the following methods and assumptions in estimating its fair value measurements: Cash equivalents are comprised of highly liquid investments, including money market funds and certificates of deposit with original maturities of less than three months. The fair value measurement of these assets is based on quoted market prices in active markets and, therefore, these assets are recorded at fair value on a recurring basis and classified as Level 1 in the fair value hierarchy. Redeemable common stock consisted of put rights the Company had granted to certain shareholders which required common shares to be repurchased at fair value (as defined in the stockholders agreement) determined by the redemption date. The fair value measurement of redeemable common stock (as defined in the stockholders agreement) was based on Level 3 inputs which are defined in the fair value hierarchy as noted above. Accounts receivable and accounts payable approximate fair value due to their generally short-term maturities.

The following tables present the balances of assets measured at fair value on a recurring basis as of the dates presented at December 31, 2012 and 2013 and June 30, 2014.

	December 31,		June 30, 2014 (unaudited)
Fair Value	2012	2013
	(in thousands)
Cash equivalents	$—	$4,200	$4,203

The Company did not have any assets or liabilities measured on a recurring basis using Level 2 or Level 3 inputs at December 31, 2012 and 2013 or June 30, 2014.

The fair value of the Company’s redeemable common stock, determined to be Level 3 under the fair value hierarchy, was measured based on the required redemption at the most recent fair value of the common stock. The put rights for the Company’s then outstanding redeemable common stock were terminated and the shares converted on a one-for-one basis into common stock upon the closing of the IPO on April 4, 2014. The redeemable common stock fair value was prepared based on the required redemption at the most recent fair value of the common stock. The following table presents the fair value, valuation techniques and related unobservable inputs for the Level 3 measurement as of December 31, 2013:

	Fair value (in thousands)	Valuation technique	Unobservable input	Range
Redeemable common stock	$18,415	Probability Weighted Expected Return Method	Discount rate of 15.3% Lack of Marketability–14.9% per common share	Based on computed estimated fair value

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of accounts receivable. For the fiscal years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2014, the Company had no customers which accounted for more than 10% of revenue or accounts receivable.

Revenue Recognition

Revenue Recognition

In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable and (iv) collectability is reasonably assured. The Company considers a signed agreement, a binding contract with the restaurant or other similar documentation reflecting the terms and conditions under which products or services will be provided to be persuasive evidence of an arrangement.

The Company generates revenues primarily when diners place an order on our platform through our websites, our mobile applications, third-party websites that incorporate our API or one of our listed phone numbers. Restaurants pay us a commission, typically a percentage of the transaction, on orders that are processed through our platform. Most of our restaurants can choose their level of commission rate, at or above our base rates, to affect their relative priority in our sorting algorithms, with restaurants paying higher commission rates generally appearing higher in the search order than restaurants paying lower commission rates. Some restaurants on our platform pay a monthly system fee for better branding and more robust placement. Because we are acting as an agent of the merchant in the transaction, we recognize as revenues only our commissions from the transaction, which are a percentage of the total Gross Food Sales for such transaction.

The Company periodically provides incentive offers to restaurants and diners to use our platform. These promotions are generally cash credits to be applied against purchases. We record these incentive offers as reductions in revenues, generally on the date we record the corresponding revenue.

Revenues from online and phone delivery orders are recognized when these orders are placed at the restaurants. The amount of revenue recorded by the Company is based on the contractual arrangement with the related restaurant, and is adjusted for any cash credits, including incentive offers provided to restaurants and diners, related to the transaction. Although the Company will process the entire amount of the transaction with the diner, it will record its revenue on a net basis because the Company is acting as an agent of the merchant in the transaction. The Company will record an amount representing the restaurant food liability for the net balance due the restaurant.

Deferred Rent

Deferred Rent

For the Company’s operating leases, the Company recognizes rent expenses on a straight-line basis over the terms of the leases. Accordingly, the Company records the difference between cash rent payments and the recognition of rent expenses as a deferred rent liability. The Company has landlord-funded leasehold improvements that are recorded as tenant allowances which are being amortized as a reduction of rent expense over the noncancelable terms of the operating leases.

Segments

Segments

The Company has one reportable segment. Our reportable segment has been identified based on how our chief operating decision maker manages our business, makes operating decisions and evaluates operating performance.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific requirements. ASU 2014-09 establishes a five-step revenue recognition process in which an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. ASU 2014-09 will be effective for the Company in the first quarter of 2017. Management is currently evaluating the impact the adoption of ASU 2014-09 will have on the Company’s condensed consolidated financial position, results of operations or cash flows and the method of retrospective application, either full or modified.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11 “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”), which requires that a liability related to an unrecognized tax benefit be presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward that the entity intends to use and is available for settlement at the reporting date. ASU 2013-11 was effective for and adopted by the Company in the first quarter of 2014 and applied prospectively to unrecognized tax benefits that existed at the effective date. The adoption of ASU 2013-11 impacted the Company’s financial statement presentation and disclosures, but otherwise did not impact the Company’s condensed consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02 “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” (“ASU 2013-02”), which requires an entity to disaggregate the total change of each component of other comprehensive income either on the face of the income statement or as a separate disclosure in the notes. ASU 2013-02 was effective for and adopted by the Company in the first quarter of 2013. The adoption of ASU 2013-02 impacted the Company’s financial statement presentation and disclosures, but otherwise did not impact the Company’s condensed consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350)” “(ASU 2011-08”), which allows companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 was effective for and adopted by the Company in the first quarter of 2012. The adoption of this ASU 2011-08 did not have any material impact on the Company’s results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company early adopted this guidance in the first quarter of 2012, retrospectively. The adoption of ASU 2011-05 impacted the Company’s financial statement presentation and disclosures, but otherwise did not impact the Company’s condensed consolidated financial position, results of operations or cash flows.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820),” (“ASU 2011-04”) which amended existing rules for fair value measurements and disclosures to clarify guidance and minimize differences between GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 requires entities to provide information about valuation techniques and unobservable inputs used in Level 3 fair value measurements and provide a narrative description of the sensitivity of Level 3 measurements to changes in unobservable inputs. ASU 2011-04 was for and adopted by the Company in the first quarter of 2012. The adoption of ASU 2011-04 did not have any impact on our financial position, results of operations or cash flows.